Capital Management - Summary of Reconciliation of Net Operating Profit (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Times	Dec. 31, 2016 USD ($) Times		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	[2]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 1,781.5	$ 1,692.9
Less: Cash and cash equivalents	479.0	526.7	[1],[2]	$ 440.0	[2]	$ 458.0
Net debt	1,302.5	1,166.2
Adjusted EBITDA	$ 1,263.7	$ 1,232.2
Net debt to adjusted EBITDA | Times	1.03	0.95
Reconciliation of (loss)/profit for the year to adjusted EBITDA:
(Loss)/profit for the year	$ (7.7)	$ 169.1	[1]	(247.8)	[1]
Mining and income taxation from continuing operations	173.2	189.5	[1]	248.5	[1]
Mining and income taxation from discontinued operations	(1.4)	0.6
Royalties	62.0	78.4	[1]	73.9	[1]
Finance expense from continuing operations	81.3	78.1	[1]	82.9	[1]
Investment income from continuing operations	(5.6)	(8.3)	[1]	(6.3)	[1]
Gain on financial instruments from continuing operations	(34.4)	(14.4)	[1]	4.5	[1]
Foreign exchange loss from continuing operations	3.5	6.4	[1]	(9.5)	[1]
Amortisation and depreciation	748.1	671.4	[1]	591.5	[1]
Share-based payments from continuing operations	26.8	14.0	[1]	10.7	[1]
Long-term incentive plan from continuing operations	5.0	10.5	[1]	5.1	[1]
Restructuring costs from continuing operations	9.2	11.7	[1]	9.3	[1]
Silicosis settlement costs from continuing operations	30.2	0.0	[1]	0.0	[1]
Impairment, net of reversal of impairment of investments and assets from continuing operations	200.2	76.5	[1]	206.9	[1]
Profit on disposal of investments from continuing operations	0.0	(2.3)	[1]	(0.1)	[1]
Profit on disposal of assets from continuing operations	(4.0)	(48.0)	[1]	0.1	[1]
Gain on sale of discontinued operation, net of taxation	(16.4)	0.0
Share of results of equity-accounted investees, net of taxation	1.3	2.3	[1]	5.7	[1]
Rehabilitation income from continuing operations	(13.5)	(9.7)		(14.6)
Profit on buy-back of notes	0.0	(17.7)		0.0
Other	1.3	7.7
Adjusted EBITDA	1,263.7	1,232.2
Continuing operations [member]
Reconciliation of (loss)/profit for the year to adjusted EBITDA:
(Loss)/profit for the year	(20.8)	167.9		(239.6)
Mining and income taxation from continuing operations	173.2	189.5		248.5
Royalties	62.0	78.4		73.9
Finance expense from continuing operations	81.3	(78.1)		82.9
Investment income from continuing operations	(5.6)	(8.3)		(6.3)
Amortisation and depreciation	748.1	671.4		591.5
Share-based payments from continuing operations	26.8	14.0		10.7
Long-term incentive plan from continuing operations	5.0	10.5		5.1
Restructuring costs from continuing operations	9.2	11.7		9.3
Silicosis settlement costs from continuing operations	(30.2)
Profit on disposal of investments from continuing operations	0.0
Profit on disposal of assets from continuing operations	(4.0)	(48.0)		0.1
Discontinued operations [member]
Reconciliation of (loss)/profit for the year to adjusted EBITDA:
(Loss)/profit for the year	13.1	1.2		(8.2)
Mining and income taxation from continuing operations	5.7	0.6		(3.6)
Royalties	1.1	2.0		2.1
Finance expense from continuing operations	0.0	(0.2)		0.0
Investment income from continuing operations	(0.4)	0.0		0.0
Amortisation and depreciation	3.5	14.4		25.8
Share-based payments from continuing operations	0.6	0.4		0.2
Long-term incentive plan from continuing operations	0.1	0.5		0.2
Restructuring costs from continuing operations	0.0	0.0		0.0
Silicosis settlement costs from continuing operations	0.0
Profit on disposal of investments from continuing operations	(23.5)
Profit on disposal of assets from continuing operations	$ 0.0	$ 0.0		$ 0.0

[1]	As Restated - Refer note 40 for further details.
[2]	The restatement is as a result of the discontinued operations.